10. Short-Term Borrowings (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short term borrowings	$ 20,051
Average interest rate	3.97%	3.97%
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	$ 20,000
Number of Secured loans	2
Federal Home Loan Bank Borrowings [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate	4.34%
Federal Home Loan Bank Borrowings [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate	3.84%